Consolidated Statements of Operations and Other Comprehensive Loss (USD $)	12 Months Ended		311 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011
REVENUES			$ 133,349
EXPENSES
Cost of sales			103,790
General and administrative	946,833	1,802,151	19,359,651
Research and development	945,848	920,291	5,105,928
Expense on extension of warrants			2,092,315
Depreciation and amortization	22,541	9,823	83,055
Bad debt expense			48,947
Total Expenses	1,915,222	2,732,265	26,793,686
Loss from Operations	(1,915,222)	(2,732,265)	(26,660,337)
OTHER INCOME (EXPENSES)
Gain on sales of subsidiaries			208,417
Debt forgiveness			61,514
Non-controlling interest in loss			26,091
Other income			19,780
Interest expense	(24,995)	(23,861)	(1,166,501)
Loss on termination of license agreement			(125,000)
Total Other Expenses	(24,995)	(23,861)	(975,699)
LOSS BEFORE EXTRAORDINARY ITEMS	(1,940,217)	(2,756,126)	(27,636,036)
EXTRAORDINARY ITEMS
Debt forgiveness			479,738
Lawsuit settlement			415,000
Total Extraordinary Items			894,738
NET LOSS	(1,940,217)	(2,756,126)	(26,741,298)
OTHER COMPREHENSIVE LOSS
Loss on foreign currency translation	(12,563)	(4,908)	(21,082)
TOTAL COMPREHENSIVE LOSS	$ (1,952,780)	$ (2,761,034)	$ (26,762,380)
BASIC LOSS PER SHARE (in Dollars per share)	$ (0.01)	$ (0.01)
WEIGHTED AVERAGE NUMBER OF COMMON SHARES OUTSTANDING (in Shares)	266,147,052	249,635,605